Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 14,410,630	$ 6,803,506
Accounts receivable	1,334,583	15,390,277
Prepaid expenses and other current assets	331,828	166,682
Total current assets	16,077,041	22,360,465
Equipment and leasehold improvements, net	176,067	111,403
Patents, net	1,610,752	1,331,612
Deposits and other assets	79,350	35,542
Total assets	17,943,210	23,839,022
Current Liabilities:
Accounts payable	2,215,152	488,557
Accrued compensation	448,753	637,883
Accrued expenses	1,320,033	1,630,280
Deferred contract revenue, current portion	6,081,934	6,665,000
Deferred rent, short-term portion	5,378
Total current liabilities	10,071,250	9,421,720
Deferred rent, long-term portion	107,936
Deferred contract revenue, long-term portion	3,535,000	7,210,000
Warrants	3,600,000	4,200,000
Total liabilities	17,314,186	20,831,720
Comittments and contingencies (See Note 9)
Stockholders' Equity:
Common stock - $.001 par value; 200,000,000 shares authorized; 60,602,315 and 60,338,029 issued and outstanding at December 31, 2011 and 2010, respectively	60,602	60,338
Additional paid-in capital	40,729,515	39,993,930
Accumulated deficit	(40,161,093)	(37,046,966)
Total stockholders' equity	629,024	3,007,302
Total liabilities and stockholders' equity	$ 17,943,210	$ 23,839,022